Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Earnings Per Share Explanatory [Abstract]
Earnings Per Share Explanatory [Text Block]
As expressed, earnings per share are detailed as follows:

Basic earnings per share	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Net profit attributable to owners of the parent	278,115	439,830	427,697

Basic earnings per share	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	Units	Units	Units
Number of common shares in circulation	263,196,524	263,196,524	263,196,524
Basic earnings per share (US$ per share)	1.0567	1.6711	1.6250